Chapman & Cutler LLP

111 West Monroe Street

Chicago, Illinois 60603-4080

November 12, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Alison White

Re: Incapital Unit Trust, Series 105 (the “Fund”)

Ladies and Gentlemen:

Enclosed please find a copy of Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”), of units representing the ownership of interests in the subject Fund. This Amendment No. 1 to the Registration Statement is filed on November 12, 2015, on behalf of Incapital LLC (the “Sponsor”). The Fund is expected to be comprised of the following unit investment trusts: Incapital Formula 10 Dow, 4Q 2015 and Incapital Formula 30 S&P, 4Q 2015. Each unit investment trust will invest in a portfolio of common stocks. We ask that the Securities and Exchange Commission (the “Commission”) review the Fund due to the inclusion of hypothetical performance information and as a result of the staff of the Commission's request that the first series of a strategy be reviewed.

We are advised that the Sponsor proposes to deposit securities and to activate the subject Fund as soon as practicable after the effective date of the Registration Statement. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, we respectfully request a review of the Fund of by the staff of the Commission and ask that the Fund be granted effectiveness by the staff as early as possible on December 10, 2015.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934, as amended.

No notification of registration or Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-22581) are intended to apply not only to that series of the Fund, but to all “subsequent series” as well.

In the event that you may have any questions with regard hereto or if there is any way which we can be of assistance, please do not hesitate to telephone Morrison C. Warren at (312) 845-3484.

Very truly yours,

/s/ Chapman and Cutler LLP

Chapman and Cutler LLP